Investments in Associates	12 Months Ended
Dec. 31, 2022
Disclosure of associates [abstract]
Investments in Associates	INVESTMENTS IN ASSOCIATES
Details of the Company’s investments in associates as at December 31, 2022 and 2021 are as follows:

Associate	Principal Activity	Principal Place of Business	Ownership Interest (%)
			2022	2021
i-80 Gold(1)	Production	USA	25.3	25.5
Sandbox(2)	Royalties	Americas and Europe	34.4	—
(1)At December 31, 2022, the quoted fair value of the Company’s investment in i-80 Gold was $169.9 million (2021 – $148.6 million) based on the quoted market price of the underlying shares of C$3.78 per share (2021 – C$3.09), which is a Level 1 fair value measurement.
(2)At December 31, 2022, there is no quoted fair value for the Company’s investment in Sandbox as Sandbox is not publicly listed.
The following table summarizes the changes in the carrying amounts of the Company’s investments in associates during the years ended December 31, 2022 and 2021:

	i-80 Gold(a)	Sandbox(b)	Solaris	Total
Balance – December 31, 2020	$—	$—	$22,287	$22,287
Acquired in Premier Acquisition (note 5(c))	79,001	—	—	79,001
Additional shares acquired	40,111	—	—	40,111
Dilution gain	2,067	—	—	2,067
Share of net income (loss)	4,134	—	(3,399)	735
Sale of partial interest (note 5(f))	—	—	(7,318)	(7,318)
Reclassification of retained interest (note 5(f))	—	—	(11,570)	(11,570)
Balance – December 31, 2021	125,313	—	—	125,313
Received as consideration in Sandbox Transaction (note 5(b))	—	28,356	—	28,356
Additional shares acquired	—	3,343	—	3,343
Share of net loss	(5,446)	(732)	—	(6,178)
Balance – December 31, 2022	$119,867	$30,967	$—	$150,834
(a)i-80 Gold
In connection with the Premier Acquisition (note 5(c)) in 2021, the Company acquired 41,287,362 shares in i-80 Gold, a US-focused gold production and development company, representing a 30% interest in i-80 Gold.
On April 7, 2021, the Company participated in the i-80 Gold private placement financing, purchasing 9,274,384 units at a price of C$2.60 per unit, for a total investment of $19.2 million. Each unit comprised one common share of i-80 Gold and one quarter of one common share purchase warrant. Each whole warrant (“i-80 Gold Warrant”) entitled the Company to acquire one common share of i-80 Gold at a price of C$3.64 until September 18, 2022. Of the $19.2 million investment, the Company allocated $18.4 million to the shares and $0.8 million to the warrants (note 14(a)(iii)).
In March 2021, the Company advanced $20.7 million to i-80 Gold as a loan. The loan was settled in exchange for the shares and warrants received on April 7, 2021 in the private placement financing and a repayment by i-80 Gold of the remaining $1.5 million.
On May 27, 2021 and December 9, 2021, the Company exercised its anti-dilution right under the support agreement dated April 7, 2021 between the Company and i-80 Gold and subscribed for 5,479,536 common shares of i-80 Gold at C$2.60 per common share and 4,800,000 common shares of i-80 Gold at C$2.62 per common share, respectively, for a total investment of $21.7 million.
10.    INVESTMENTS IN ASSOCIATES (CONTINUED)
(b)Sandbox
As consideration for the assets sold to Sandbox (note 5(b)) in 2022, the Company received 51,933,661 common shares of Sandbox, representing a 35% interest in Sandbox, with a total fair value of $28.4 million. Sandbox is a mining royalty corporation with royalty assets primarily located in the Americas and Europe. In connection with the Sandbox Transaction, the Company participated in Sandbox’s private placement financing, purchasing 6,155,912 common shares for a total consideration of $3.3 million.
Summarized financial information in respect of the Company’s associates as at and for the year ended December 31, 2022 and 2021 is set out below. The summarized financial information for i-80 Gold and Sandbox is based on amounts included in the most recent available consolidated financial statements prepared in accordance with IFRS as of September 30, 2022 and 2021, respectively, for i-80 Gold and September 30, 2022 for Sandbox, and for adjustments made by the Company in applying the equity method, including fair value adjustments on acquisition of interests in the associates. In addition, the summarized financial information for i-80 Gold includes adjustments made by the Company for material transactions during the three months ended December 31, 2021.

	i-80 Gold		Sandbox
At December 31	2022	2021	2022
Cash and cash equivalents	$75,987	$51,627	$3,811
Other current assets	34,555	55,606	2,804
Non-current assets	567,403	131,426	71,993
Total assets	677,945	238,659	78,608
Current liabilities	48,837	12,956	86
Non-current liabilities	232,455	18,493	15,975
Total liabilities	281,292	31,449	16,061
Net assets (100%)	396,653	207,210	62,547
Equinox Gold’s share of net assets	100,319	52,814	21,528
Adjustments to Equinox Gold’s share of net assets	19,548	72,499	9,439
Carrying amount	$119,867	$125,313	$30,967

	i-80 Gold		Sandbox
Years ended December 31	2022	2021	2022
Revenue	$25,311	$—	$532
Operating expense	(75,517)	(19,574)	(640)
Loss from operations	(50,206)	(19,574)	(108)
Other income (expense)	10,752	(5,332)	(788)
Income tax recovery (expense)	17,920	(200)	(1,232)
Net loss from continuing operations (100%)	(21,534)	(25,106)	(2,128)
Net income from discontinued operations (100%)	49	11,554	—
Net loss and total comprehensive loss (100%)	$(21,485)	$(13,552)	$(2,128)

Equinox Gold’s share of net loss and total comprehensive loss	$(5,446)	(3,454)	$(732)
Adjustments to Equinox Gold’s share of net loss and total comprehensive loss	—	7,588	—
Equinox Gold’s total share of net (loss) income and total comprehensive (loss) income	$(5,446)	$4,134	$(732)